Condensed Financial Information of the Parent Company (Details) - Schedule of statements of cash flows - parent company only - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in operating assets and liabilities:
Other receivables, net	$ 428,772	$ (26,740)	$ 389,320
Net cash used in operating activities	(29,657,694)	(9,145,421)	(477,904)
Financing activities
Proceeds from issue of shares	20,346,353	13,244,329
Net increase (decrease) in cash and cash equivalents, and restricted cash	8,230,644	15,853,811
Stock-based compensation	252,095		100,936
Parent [Member]
Operating activities
Net loss	(18,564,794)	(5,481,927)	(3,126,024)
Changes in operating assets and liabilities:
Other receivables, net	(3,167)	(5,833)	57,400
Other payables	(25,834,800)	(7,405,803)	975,618
Financing activities
Proceeds from issue of shares	20,346,353	13,244,329
Proceeds from exercise of warrants	3,014,710
Proceeds from a convertible note	1,500,000
Net cash provided by financing activities	24,860,063	13,244,329
Net increase (decrease) in cash and cash equivalents, and restricted cash	(4,796,631)	4,098,908	(477,904)
Cash and cash equivalents at beginning of year	5,129,248	1,030,340	1,508,244
Cash and cash equivalents at end of year	332,617	5,129,248	1,030,340
Stock-based compensation	252,095		100,936
Finance costs	230,267
Equity loss from equity investments	$ 14,262,705	$ 3,748,142	$ 1,514,166